Financial Statement Details - Accrued Expenses and Other Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Financial Statement Details [Abstract]
Accrued professional and service fees	$ 7,668	$ 3,943
Accrued dissenting shares (Note 8)	6,769	6,335
Accrued bonus	5,288	4,121
Accrued preclinical and clinical trial costs	4,339	2,444
Accrued research and development costs	4,002	392
Accrued compensation	3,891	2,777
Financing obligation - current portion	1,421	757
Accrued contingent consideration payable	856	786
Accrued laboratory equipment and supplies	641	640
Accrued capital expenditures	337	0
Deferred revenue	270	162
Accrued franchise, sales, use and property taxes	103	200
Accrued other	1,186	928
Accrued expenses and other liabilities	$ 36,771	$ 23,485